Long-Term Debt and Other Financial Liabilities, Championship Cargill Sale and Leaseback (Details) $ in Thousands			12 Months Ended
	Apr. 24, 2023 USD ($)	Nov. 07, 2018 USD ($) shares	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Fair value of stock issued				$ 70	$ 98,218
Championship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 23,500
Term of charter contract			5 years
Interest rate			4.71%
Deposit made under sale and leaseback agreement			$ 1,600
Shares issued (in shares) | shares		750
Fair value of stock issued		$ 1,541
Purchase obligation		14,051
Additional percentage payment for difference between market price and floor price			20.00%
Number of consecutive payment installments | Installment			60
Frequency of periodic payment			monthly
Installment payment			$ 167
Balloon payment			$ 14,051
Profit Share Amount	$ 793
Washout Amount	113
Purchase price of vessel	$ 15,678
Scrubber Tranche [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 2,750